Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Provision for Income Tax

The consolidated provision for income taxes consists of the following:

	2017	2016	2015
Currently payable
Federal	$257,886	$884,743	$2,288,766
State	(72,489)	53,015	276,519

	185,397	937,758	2,565,285
Deferred tax expense (benefit)	3,885,194	673,977	(86,251)

Income tax expense	$4,070,591	$1,611,735	$2,479,034

Differences between Income Taxes Calculated at Federal Statutory Rate and Income Tax Expense

The differences between income taxes calculated at the federal statutory rate and income tax expense were as follows:

	2017	2016	2015
Federal taxes based on statutory rate	$2,643,207	$2,838,452	$3,423,098
State income taxes, net of federal benefit	(47,843)	46,972	182,503
Tax-exempt investment interest	(1,074,443)	(1,133,970)	(928,246)
Revaluation of net deferred tax assets as a result of the Tax Cuts and Jobs Act	2,558,859	—	—
Other, net	(9,189)	(139,719)	(198,321)

Income tax expense	$4,070,591	$1,611,735	$2,479,034

Net Deferred Tax Assets

At December 31, 2017 and December 31, 2016, net deferred tax assets consist of the following:

	2017	2016
Deferred tax assets
Allowance for loan losses	$753,297	$1,455,743
Deferred compensation liability	2,150,913	3,375,924
Alternative minimum tax	667,280	—
Unrealized loss on securities available-for-sale	2,734,500	6,376,702
Other	608,913	576,946

Total	6,914,903	11,785,315
Deferred tax liabilities
Premises and equipment	1,358,165	1,042,833
Other	193,988	107,813

Total	1,552,153	1,150,646

Net deferred tax asset	$5,362,750	$10,634,669